MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT

10.   MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT

	Note	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance at December 31, 2020		$327,414	$250,145	$188,960	$378,754	$1,145,273
Acquisiton of Roxgold	6	112,499	697,537	15,047	70,453	895,536
Additions		54,882	59,600	34,210	23,433	172,125
Changes in closure and reclamation provision		2,262	1,552	-	(85)	3,729
Disposals		-	-	-	(5,643)	(5,643)
Transfers		261,055	(242,038)	(227,591)	208,574	-
Balance at December 31, 2021		$758,112	$766,796	$10,626	$675,486	$2,211,020

ACCUMULATED DEPLETION
Balance at December 31, 2020		$191,842	$-	$-	$162,304	$354,146
Disposals		-	-	-	(4,319)	(4,319)
Depletion and depreciation		83,618	-	-	65,221	148,839
Balance at December 31, 2021		$275,460	$-	$-	$223,206	$498,666

Net Book Value at December 31, 2021		$482,652	$766,796	$10,626	$452,280	$1,712,354

	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance at December 31, 2019	$312,577	$211,799	$222,906	$286,732	$1,034,014
Additions	12,143	33,804	49,333	9,805	105,085
Changes in closure and reclamation provision	3,927	4,730	-	682	9,339
Disposals	(1,233)	(188)	-	(1,744)	(3,165)
Transfers	-	-	(83,279)	83,279	-
Balance at December 31, 2020	$327,414	$250,145	$188,960	$378,754	$1,145,273

ACCUMULATED DEPLETION
Balance at December 31, 2019	$170,857	$-	$-	$133,982	$304,839
Disposals	(543)	-	-	(1,126)	(1,669)
Depletion and depreciation	21,528	-	-	29,448	50,976
Balance at December 31, 2020	$191,842	$-	$-	$162,304	$354,146

Net Book Value at December 31, 2020	$135,572	$250,145	$188,960	$216,450	$791,127

Non-depletable mineral properties include $22.0 million of exploration and evaluation assets (December 31, 2020 - $9.0 million).

On November 4, 2021, the Company entered into a fourth amended and restated credit agreement, effective November 5, 2021. The Company’s principal operating subsidiaries in Mexico, Peru, Côte d’Ivoire and Burkina Faso, and their respective direct and indirect holding companies, have guaranteed the obligations of the Company contemplated by the Amended Credit Facility. The Company has pledged all of its assets to secure the payment of its obligations contemplated by the Amended Credit Facility and the Company’s principal operating subsidiaries in Mexico and Peru, as well as the direct and indirect holding companies of the Company’s principal operating subsidiaries in Mexico, Peru, Côte d’Ivoire and Burkina Faso, have pledged all of their respective assets to secure their respective guarantees of such payment, including the shares of the Company’s principal operating subsidiaries in Mexico, Peru, Côte d’Ivoire and Burkina Faso. The Company’s principal operating subsidiary in Burkina Faso has pledged its bank accounts to secure the obligations under its guarantee. (Note 15 (a)).